Quarterly Holdings Report
for

Fidelity Advisor® Equity Growth Fund

February 28, 2021

EPG-QTLY-0421
1.797923.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.9%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	349,300	$18,986
Entertainment - 0.9%
Activision Blizzard, Inc.	297,466	28,441
DouYu International Holdings Ltd. ADR (b)	325,000	4,661
Warner Music Group Corp. Class A	221,800	7,867
		40,969
Interactive Media & Services - 13.3%
Alphabet, Inc. Class A (b)	172,348	348,472
Facebook, Inc. Class A (b)	426,531	109,883
JOYY, Inc. ADR	36,300	4,280
Match Group, Inc. (b)	63,744	9,743
Tencent Holdings Ltd.	1,268,583	110,363
Tongdao Liepin Group (b)	1,834,800	4,471
Zoominfo Technologies, Inc.	226,800	11,889
		599,101
Media - 0.3%
Cable One, Inc.	7,500	14,361

TOTAL COMMUNICATION SERVICES		673,417

CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.6%
Ferrari NV	123,775	24,431
XPeng, Inc. ADR (b)	42,700	1,456
		25,887
Diversified Consumer Services - 0.5%
Laureate Education, Inc. Class A (b)	1,776,844	24,432
Hotels, Restaurants & Leisure - 1.0%
Airbnb, Inc. Class A	13,900	2,868
Compass Group PLC	137,100	2,784
Dalata Hotel Group PLC	446,100	2,242
Flutter Entertainment PLC	65,600	12,631
Hilton Worldwide Holdings, Inc.	180,200	22,287
		42,812
Household Durables - 1.5%
Blu Investments LLC (c)(d)	12,123,162	4
D.R. Horton, Inc.	415,697	31,955
NVR, Inc. (b)	4,661	20,978
Toll Brothers, Inc.	281,500	15,038
		67,975
Internet & Direct Marketing Retail - 5.9%
Alibaba Group Holding Ltd. sponsored ADR (b)	227,466	54,082
Amazon.com, Inc. (b)	66,493	205,658
Delivery Hero AG (a)(b)	43,000	5,484
Pinduoduo, Inc. ADR (b)	14,756	2,526
		267,750
Specialty Retail - 0.6%
Aritzia LP (b)	89,600	2,112
Ulta Beauty, Inc. (b)	79,700	25,690
		27,802
Textiles, Apparel & Luxury Goods - 1.5%
LVMH Moet Hennessy Louis Vuitton SE	66,579	42,186
Prada SpA (b)	2,899,100	17,249
Samsonite International SA (a)(b)	4,408,800	8,583
		68,018

TOTAL CONSUMER DISCRETIONARY		524,676

CONSUMER STAPLES - 3.1%
Beverages - 1.6%
Fever-Tree Drinks PLC	575	18
Kweichow Moutai Co. Ltd. (A Shares)	117,129	38,399
Monster Beverage Corp. (b)	408,800	35,868
		74,285
Household Products - 1.0%
Energizer Holdings, Inc. (e)	528,314	22,084
Reckitt Benckiser Group PLC	278,271	23,342
		45,426
Tobacco - 0.5%
Altria Group, Inc.	51,700	2,254
Swedish Match Co. AB	256,000	18,409
		20,663

TOTAL CONSUMER STAPLES		140,374

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Enterprise Products Partners LP	153,100	3,264
HollyFrontier Corp. (e)	173,000	6,553
Reliance Industries Ltd.	2,049,761	57,825
Reliance Industries Ltd.	130,164	2,131
Valero Energy Corp.	95,500	7,352
		77,125
FINANCIALS - 4.5%
Banks - 1.5%
Comerica, Inc.	305,900	20,832
HDFC Bank Ltd. (b)	135,292	2,820
HDFC Bank Ltd. sponsored ADR (b)	226,681	17,940
M&T Bank Corp.	81,400	12,287
Metro Bank PLC (b)(e)	48,280	84
Wintrust Financial Corp.	180,800	13,318
		67,281
Capital Markets - 1.0%
CME Group, Inc.	204,549	40,848
JMP Group, Inc. (b)	135,516	717
MSCI, Inc.	6,411	2,657
		44,222
Consumer Finance - 0.8%
Capital One Financial Corp.	314,800	37,836
Insurance - 1.1%
American Financial Group, Inc.	154,500	16,485
American International Group, Inc.	213,100	9,366
Arthur J. Gallagher & Co.	144,100	17,263
BRP Group, Inc. (b)	29,700	788
RenaissanceRe Holdings Ltd.	46,700	7,798
		51,700
Thrifts & Mortgage Finance - 0.1%
Rocket Cos., Inc. (e)	145,500	3,179

TOTAL FINANCIALS		204,218

HEALTH CARE - 17.9%
Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. (b)	167,000	8,178
Adamas Pharmaceuticals, Inc. (b)	892,000	4,237
Affimed NV (b)	337,485	1,914
Alnylam Pharmaceuticals, Inc. (b)	40,900	6,057
Applied Therapeutics, Inc. (b)	247,100	5,367
Atara Biotherapeutics, Inc. (b)	232,900	3,908
Biogen, Inc. (b)	11,400	3,111
BioNTech SE ADR (b)(e)	95,707	10,435
CRISPR Therapeutics AG (b)(e)	51,700	6,498
Evelo Biosciences, Inc. (b)	34,000	414
Exelixis, Inc. (b)	96,300	2,086
Gamida Cell Ltd. (b)(e)	934,668	8,748
Hookipa Pharma, Inc. (b)	173,000	2,048
Innovent Biologics, Inc. (a)(b)	615,500	6,340
Insmed, Inc. (b)	587,289	21,007
Neurocrine Biosciences, Inc. (b)	268,100	29,360
Nuvation Bio Pvt, Inc.	186,501	1,684
Prelude Therapeutics, Inc.	17,000	1,060
Regeneron Pharmaceuticals, Inc. (b)	96,000	43,255
Rubius Therapeutics, Inc. (b)	65,596	681
Seres Therapeutics, Inc. (b)	96,200	1,832
Vertex Pharmaceuticals, Inc. (b)	103,159	21,926
Vor Biopharma, Inc. (b)(e)	24,477	1,100
Vor Biopharma, Inc.	252,839	10,231
		201,477
Health Care Equipment & Supplies - 3.6%
Axonics Modulation Technologies, Inc. (b)	126,300	6,354
Danaher Corp.	158,997	34,927
Haemonetics Corp. (b)	202,107	25,567
Hologic, Inc. (b)	543,800	39,203
Insulet Corp. (b)	1,600	415
Intuitive Surgical, Inc. (b)	50,091	36,907
Medacta Group SA (a)(b)	8,040	916
Nevro Corp. (b)	49,700	8,209
Outset Medical, Inc.	31,733	1,580
Penumbra, Inc. (b)	34,886	9,923
		164,001
Health Care Providers & Services - 4.3%
Centene Corp. (b)	284,100	16,631
Cigna Corp.	21,300	4,471
Guardant Health, Inc. (b)	19,915	2,931
HealthEquity, Inc. (b)(e)	235,500	19,393
UnitedHealth Group, Inc.	457,492	151,988
		195,414
Health Care Technology - 1.4%
Certara, Inc.	85,823	2,974
Inspire Medical Systems, Inc. (b)	98,511	22,932
MultiPlan Corp. (c)	738,622	5,252
MultiPlan Corp.:
Class A (b)(e)	120,800	859
warrants (b)(c)	36,565	68
Schrodinger, Inc.	52,900	5,421
Simulations Plus, Inc. (e)	48,200	3,457
Veeva Systems, Inc. Class A (b)	70,403	19,721
		60,684
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (b)	60,396	10,750
Berkeley Lights, Inc. (b)	156,100	9,674
Bio-Rad Laboratories, Inc. Class A (b)	9,000	5,261
Bio-Techne Corp.	8,000	2,894
Bruker Corp.	319,037	19,455
Codexis, Inc. (b)(e)	287,504	6,357
Fluidigm Corp. (b)(e)	295,222	1,358
Nanostring Technologies, Inc. (b)	143,900	10,043
Sotera Health Co.	76,100	1,990
		67,782
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (b)(e)	144,100	3,211
AstraZeneca PLC sponsored ADR (e)	395,730	19,145
Eli Lilly & Co.	362,600	74,293
Endo International PLC (b)	1,480,800	11,743
Reata Pharmaceuticals, Inc. (b)(e)	21,500	2,629
Revance Therapeutics, Inc. (b)	251,100	6,594
		117,615

TOTAL HEALTH CARE		806,973

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.9%
Airbus Group NV	131,800	15,312
Axon Enterprise, Inc. (b)	3,600	596
TransDigm Group, Inc. (b)	40,682	23,460
		39,368
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR (b)	274,200	29,482
Building Products - 0.5%
Builders FirstSource, Inc. (b)	250,600	10,842
Fortune Brands Home & Security, Inc.	145,400	12,089
		22,931
Electrical Equipment - 0.9%
Bloom Energy Corp. Class A (b)(e)	87,000	2,482
Ceres Power Holdings PLC (b)	113,800	1,979
Generac Holdings, Inc. (b)	105,400	34,736
		39,197
Industrial Conglomerates - 1.5%
General Electric Co.	5,471,100	68,608
Machinery - 0.9%
Ingersoll Rand, Inc. (b)	639,872	29,652
Woodward, Inc.	100,500	11,479
		41,131
Professional Services - 1.5%
Equifax, Inc.	212,236	34,357
Upwork, Inc. (b)	598,295	32,236
		66,593
Road & Rail - 1.2%
Uber Technologies, Inc. (b)	1,010,772	52,307
Trading Companies & Distributors - 0.0%
Ferguson PLC	7,800	923

TOTAL INDUSTRIALS		360,540

INFORMATION TECHNOLOGY - 35.4%
Electronic Equipment & Components - 0.6%
Dolby Laboratories, Inc. Class A	54,100	5,282
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,316,000	5,288
II-VI, Inc. (b)	203,400	17,147
Jabil, Inc.	2,100	91
Novanta, Inc. (b)	7,300	966
		28,774
IT Services - 3.9%
Adyen BV (a)(b)	5,900	13,767
Amadeus IT Holding SA Class A (b)	49,800	3,477
Black Knight, Inc. (b)	204,083	15,651
CACI International, Inc. Class A (b)	46,600	10,314
Edenred SA	1,503	83
Liveramp Holdings, Inc. (b)	89,100	5,628
MasterCard, Inc. Class A	43,227	15,296
MongoDB, Inc. Class A (b)	100,400	38,747
Okta, Inc. (b)	42,789	11,187
Shopify, Inc. Class A (b)	19,378	25,105
Square, Inc. (b)	149,700	34,435
		173,690
Semiconductors & Semiconductor Equipment - 9.8%
Aixtron AG	393,200	8,943
ASML Holding NV	74,667	42,343
eMemory Technology, Inc.	36,000	1,053
Enphase Energy, Inc. (b)	110,000	19,367
MediaTek, Inc.	84,000	2,700
NVIDIA Corp.	254,599	139,668
NXP Semiconductors NV	291,236	53,165
Qualcomm, Inc.	1,005,960	137,002
SiTime Corp. (b)	35,100	3,420
SolarEdge Technologies, Inc. (b)	37,200	11,097
Universal Display Corp.	117,900	24,958
		443,716
Software - 15.1%
Adobe, Inc. (b)	247,696	113,858
Cloudflare, Inc. (b)	60,454	4,472
CyberArk Software Ltd. (b)	161,000	23,640
Datadog, Inc. Class A (b)	7,577	723
Duck Creek Technologies, Inc. (b)	4,200	199
Elastic NV (b)	3,012	405
FireEye, Inc. (b)	1,937,100	37,425
Manhattan Associates, Inc. (b)	144,627	17,782
Microsoft Corp.	1,794,932	417,096
NICE Systems Ltd. sponsored ADR (b)	50,600	11,615
Palo Alto Networks, Inc. (b)	104,100	37,300
Rapid7, Inc. (b)	93,900	7,159
Tenable Holdings, Inc. (b)	153,300	6,272
Volue A/S	485,800	3,168
		681,114
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	1,875,300	227,399
Samsung Electronics Co. Ltd.	587,080	42,956
		270,355

TOTAL INFORMATION TECHNOLOGY		1,597,649

MATERIALS - 1.8%
Chemicals - 1.4%
Albemarle Corp. U.S.	81,300	12,781
DuPont de Nemours, Inc.	47,800	3,361
LG Chemical Ltd.	33,480	24,675
Sherwin-Williams Co.	34,731	23,629
		64,446
Construction Materials - 0.3%
Eagle Materials, Inc.	112,500	14,105
Metals & Mining - 0.1%
First Quantum Minerals Ltd.	94,900	2,046
MP Materials Corp. (b)(e)	42,200	1,774
		3,820

TOTAL MATERIALS		82,371

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Simon Property Group, Inc.	224,000	25,294
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	78,000	5,910

TOTAL REAL ESTATE		31,204

TOTAL COMMON STOCKS
(Cost $2,480,668)		4,498,547

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (b)(c)(d)	105,425	3
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (c)(d)	76,285	2,746
Series C3 (c)(d)	95,356	3,433
Series C4 (c)(d)	27,230	980
		7,159
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,748)		7,162

Money Market Funds - 1.1%
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)
(Cost $48,344)	48,338,825	48,344
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $2,534,760)		4,554,053
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(40,070)
NET ASSETS - 100%		$4,513,983

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,076,000 or 1.2% of net assets.

 (b) Non-income producing

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,486,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$0
Blu Investments LLC	5/21/20	$21
Illuminated Holdings, Inc. Series C2	7/7/20	$1,907
Illuminated Holdings, Inc. Series C3	7/7/20	$2,861
Illuminated Holdings, Inc. Series C4	1/8/21	$980
MultiPlan Corp.	10/8/20	$7,313
MultiPlan Corp. warrants	10/8/20	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2
Fidelity Securities Lending Cash Central Fund	168
Total	$170

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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